Stockholders' equity: (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price Per Share, issued	$ 3.00	$ 1.00
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number, outstanding	27,137,580	10,649,832	16,509,167	35,951,707
Number, issued		21,317,940	0	6,225,254
Number, exercised		(4,167,940)	(5,859,335)	(25,667,794)
Number, expired		(662,252)	0	0
Number, outstanding		27,137,580	10,649,832	16,509,167
Weighted Average Exercise Price Per Share, outstanding	$ 1.17	$ 1.87	$ 1.79	$ 1.87
Weighted Average Exercise Price Per Share, issued		1.00	0	4.05
Weighted Average Exercise Price Per Share, exercised		(1.72)	1.66	(1.21)
Weighted Average Exercise Price Per Share, expired		(3.50)	0	0
Weighted Average Exercise Price Per Share, outstanding		$ 1.17	$ 1.87	$ 1.79